Growth Fund Investment Strategy - Growth Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund normally will invest at least 80% of net assets (including any borrowings for investment purposes) in the securities of large companies with growth characteristics. A large company is defined as one whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index (“Russell Index”), a widely used benchmark of the largest domestic growth stocks ranging from $0.68 billion to $3,336.85 billion in capitalization as of March 31, 2025. The median market capitalization as of March 31, 2025, was approximately $833.6 billion, and is subject to change. The market capitalization of the companies in the Fund’s portfolio and the Russell Index will change over time. The Fund may continue to hold securities of a portfolio company that subsequently depreciates below the large-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of large-capitalization companies at any given time. The Fund will not cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level. The Fund may at times invest significantly in certain sectors, such as the information technology sector.The approach of the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), generally is to look for companies with what it expects to have an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.The Fund may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.While most of the Fund’s assets typically will be invested in U.S. common stocks, the Fund may invest in foreign stocks in keeping with its investment objective.